Deferred compensation plans - Activity Related to NSUs and CSUs (Detail) (JPY ¥)	12 Months Ended
	Mar. 31, 2014
NSUs [Member]
Outstanding
Outstanding (number of units), Beginning	62,531,576
Outstanding (number of units), Granted	22,580,418
Outstanding (number of units), Vested	(30,653,904)
Outstanding (number of units), Forfeited	(2,762,879)
Outstanding (number of units), Ending	51,695,211
Stock price
Stock price, Beginning	¥ 583
Stock price, Granted	¥ 733	[1]
Stock price, Vested	¥ 752	[2]
Stock price, Ending	¥ 652	[3]
CSUs [Member]
Outstanding
Outstanding (number of units), Beginning	70,736,824
Outstanding (number of units), Granted	23,554,780
Outstanding (number of units), Vested	(41,108,841)
Outstanding (number of units), Forfeited	(2,484,835)
Outstanding (number of units), Ending	50,697,928
Stock price
Stock price, Beginning	¥ 316
Stock price, Granted	¥ 824	[1]
Stock price, Vested	¥ 435	[2]
Stock price, Ending	¥ 429	[3]

[1]	Weighted-average price of the Company's common stock used to determine number of awards granted
[2]	Weighted-average price of the Company's common stock used to determine the final cash settlement amount of the awards
[3]	The price of the Company's common stock used to remeasure the fair value of the remaining outstanding unvested awards as of March 31, 2014